Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for information pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”).

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

Noncontrolling interest represents the portion of the net assets of a subsidiary attributable to interests that are not owned by the Company. The non-controlling interest is presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Noncontrolling interest’s operating results are presented on the face of the consolidated statements of operation and comprehensive (loss) income as an allocation of the total income for the year between noncontrolling shareholders and the shareholders of the Company.

Use of estimates and assumptions

Use of estimates and assumptions

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the periods presented. Significant accounting estimates reflected in the Company’s consolidated financial statements include the estimated cost or input measure method used to calculate the revenue recognized in the Company’s sewage treatment systems installation business, the useful lives of property and equipment and intangible assets, impairment of long-lived assets, allowance for credit losses and allowance for deferred tax assets and uncertain tax position. Actual results could differ from these estimates.

Foreign currency translation and transaction

Foreign currency translation and transaction

The reporting currency of the Company is the U.S. dollar. The Company in China conducts its businesses in the local currency, Renminbi (RMB), as its functional currency. Assets and liabilities are translated at the unified exchange rate as quoted by the People’s Bank of China at the end of the period. The statements of income accounts are translated at the average translation rates and the equity accounts are translated at historical rates. Translation adjustments resulting from this process are included in accumulated other comprehensive loss. Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

Translation adjustments included in accumulated other comprehensive loss amounted to $1,429,733 and $2,210,909 as of December 31, 2025 and December 31, 2024, respectively. The balance sheet amounts, with the exception of shareholders’ equity at December 31, 2025 and December 31, 2024 were translated at RMB 6.99 and RMB 7.19 to $1.00, respectively, and at HKD 7.78 and HKD 7.77 to $1.00, respectively. The shareholders’ equity accounts are stated at their historical exchange rates. The average translation rates applied to the statements of income accounts for the years ended December 31, 2025, 2024, and 2023 were to RMB 7.19 RMB 7.14, and RMB 7.05 to $1.00, respectively, and were HKD 7.80, HKD 7.80, and HKD 7.83 to $1.00, respectively. Cash flows are also translated at average translation rates for the periods, therefore, amounts reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets.

Cash	Cash Cash consists of cash on hand and deposits placed with banks or other financial institutions and have original maturities of less than three months.
Accounts receivable, net

Accounts receivable, net

Accounts receivable are recognized and carried at the original invoiced amount less an allowance for credit losses and do not bear interest. Customers who owed accounts receivables, are granted credit terms based on their credit metrics. The Company records the allowance for credit losses as an offset to accounts receivable, and the estimated credit losses charged to the allowance is classified as “general and administrative” in the consolidated statements of operating and comprehensive (loss) income. The Company assesses collectability by reviewing accounts receivable on a collective basis where similar characteristics exist, primarily based on similar business line, service or product offerings and on an individual basis when the Company identifies specific customers with known disputes or collectability issues. In determining the amount of the allowance for credit losses, the Company considers historical collectability based on past due status, the age of the accounts receivable balances, credit quality of the Company’s customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Company’s ability to collect from customers. As of December 31, 2025 and December 31, 2024, the Company provided allowance for credit losses against its accounts receivable amounted to $24,256,924 and $9,267,851 , respectively.

Other receivables, net

Other receivables, net

Other receivables primarily include advances to employees, and other deposits. The Company measures credit losses on its other receivables using the current expected credit loss model under ASC 326. As of December 31, 2025 and December 31, 2024, the Company provided allowance for credit losses of $773,594 and $468,219, respectively. For the years ended December 31, 2025, 2024 and 2023, the Company had recovered $46,304, $25,829, and $0 from previous allowance for credit losses, respectively, and for the years ended December 31, 2025, 2024, and 2023, the bad debt expense for other receivables amounted to $0, $0, and $34,189.

Contract assets and contract liabilities

Contract assets and contract liabilities

Projects with performance obligations recognized over time that have revenue recognized to date but not yet billed are reported on our consolidated balance sheets as “Contract assets”. Provisions for estimated losses of contract assets on uncompleted contracts are made in the period in which such losses are determined.

Contract assets having billing terms with the unconditional right to be billed beyond one year are classified as non-current assets.

Contract liabilities on uncompleted contracts represent an entity's obligation to transfer goods or services to a customer for which the entity has received consideration (or an amount of consideration is due) from the customer, which typically arises when cash is collected or billings occur in advance of performance.

Prepayments and other current assets, net

Prepayments and other current assets, net

Prepayments are cash deposited or advanced to suppliers for future inventory purchases or service providers for future services. These amounts are refundable and bear no interest. Prepayments also consist of prepaid consulting fees remitted to third parties in acquiring contracts with customers. Such consulting fee is refundable if the contract with the customer is not signed within the certain period indicated in the consulting service contract term.

For any prepayments determined by management that will not be completed by the receipt of inventories, services, or refunded, the Company will recognize an allowance account to reserve for such balances. Management reviews its advances to suppliers on a regular basis to determine if the valuation allowance is adequate and adjusts the allowance when necessary. Delinquent account balances are written-off against allowance after management has determined that the likelihood of completion or collection is not probable. The Company’s management continues to evaluate the reasonableness of the valuation allowance policy and update it if necessary. As of December 31, 2025 and December 31, 2024, allowance for doubtful account for prepayments was $356,552 and $276,198, respectively.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives are as follows:

Useful Life
Building	45 years
Equipment	4 - 10 years
Office equipment, fixtures and furniture	3 - 5 years
Automobiles	5 - 10 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statements of operation and comprehensive (loss) income. Expenditures for maintenance and repairs are charged to operations as incurred, while additions, renewals and betterments, which are expected to extend the useful life of assets, are capitalized. The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Intangible assets, net

Intangible assets, net

The Company’s acquired intangible assets with definite useful lives only consist of patents. The Company amortizes its intangible assets with definite useful lives over their estimated useful lives and reviews these assets for impairment. The Company typically amortizes its patents with definite useful lives on a straight-line basis over the shorter of the contractual terms or the estimated economic lives, which is determined to be approximately eight to nine years.

Impairment for long-lived assets

Impairment for long-lived assets

Long-lived assets, including property and equipment and intangible assets with finite lives are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company will reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. As of December 31, 2025 and December 31, 2024, no impairment of long-lived assets was recognized.

Escrow

Escrow

In connection with the closing of the Company’s initial public offering in April 2024, $600,000 of the net proceeds received from the initial public offering was deposited in an escrow account, and the Company is restricted to withdraw therefrom, for twenty-four months after the closing date of the initial public offering. During the year ended December 31, 2025, the Company obtained an early release of the escrow restrictions and withdrew the full amount of $600,000 from the escrow account. As of December 31, 2025 and December 31, 2024, the balance of the escrow account related to IPO was $0 and $600,000, respectively.

Fair value measurement

Fair value measurement

The accounting standard regarding fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Company.

 The accounting standards define fair value, establish a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosure requirements for fair value measures. The three levels are defined as follow:

●	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted prices for identical assets and liabilities in inactive markets and inputs that are observable for the assets or liabilities, either directly or indirectly, for substantially the full term of the financial instruments.

●	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

Financial instruments included in current assets and current liabilities are reported in the consolidated balance sheets at face value or cost, which approximate fair value because of the short period of time between the origination of such instruments and their expected realization and their current market rates of interest.

Accounts payable

Accounts payable

Accounts payable represent liabilities for goods or services provided to the Company prior to the end of the financial year which are unpaid. They are classified as current liabilities if payment is due within one year or less (or in the normal operating cycle of the business if longer). Otherwise, they are presented as non-current liabilities.

Short-term loans and borrowing costs

Short-term loans represent borrowings with original maturities of one year or less from the date of issuance. They are initially recognized at the proceeds received, net of direct debt issuance costs. Interest on short-term loans is accrued as an expense in the period incurred based on the stated interest rate and outstanding principal balance, in accordance with ASC 835. Borrowing costs, including interest and debt issuance costs, are recognized as expenses in the period incurred, unless eligible for capitalization under ASC 835-20.

Short-term loans are classified as current liabilities on the consolidated balance sheets. Any portion of a short-term loan that the Company has both the intent and ability to refinance on a long-term basis may be classified as non-current in accordance with ASC 470-10.

Other payables and accrued liabilities

Other payables accrued expenses primarily consist of other payables and payroll-related payables incurred in the ordinary course of business.

Revenue recognition

Revenue recognition

The Company recognizes revenue under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers (ASC 606). The Company recognizes revenue to depict the transfer of promised goods or services (that is, an asset) to customers in an amount that reflects the consideration to which the Company expects to receive in exchange for those goods or services. An asset is transferred when the customer obtains control of that asset. It also requires the Company to identify contractual performance obligations and determine whether revenue should be recognized at a point in time or over time, based on when control of goods or services transfers to a customer.

To achieve that core principle, the Company applies the five steps defined under Topic 606: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the entity satisfies a performance obligation.

The Company accounts for a contract with a customer when the contract is committed in writing, the rights of the parties, including payment terms, are identified, the contract has commercial substance and consideration to collect is substantially probable.

In accordance with FASB ASC 340-40, “Other Assets and Deferred Costs”, which requires the capitalization of all incremental costs from obtaining and fulfilling a contract with a customer if such costs are expected to be recovered with the period of more than one year, the Company capitalizes certain contract acquisition costs consisting primarily of consulting fees and expects such consulting fees as a result of obtaining customer contracts to be recoverable. For contracts with a realization period of less than one year, the guidance provides a practical expedient that permits an entity to immediately expense contract acquisition costs when the asset that would have resulted from capitalizing these costs would have been amortized in one year or less.

Revenue recognition policies for each type of revenue steams are as follows:

i)	Sewage treatment systems

a)	Rendering of sewage treatment systems installation

Performance obligations satisfied over time

Sales relating to the installation of sewage treatment systems are generally recognized based on the Company’s efforts or inputs to the satisfaction of its performance obligation over time as work progresses because of the continuous transfer of control to the customer and the Company has the right to bill the customer as costs are incurred. The performance obligation includes the sewage treatment system and equipment that the Company sells as well as the continuous system installation to be performed. Typically, revenue is recognized over time using an input measure (i.e., costs incurred to date relative to total estimated costs at completion) to measure progress. The Company generally uses the cost-to-cost measure of progress method because it best depicts the transfer of control to the customer which occurs as the Company incurs costs on its contracts. Under the cost-to-cost measure of progress method, the extent of progress towards completion is measured based on the ratio of total costs incurred to date to the total estimated costs at completion of the performance obligation. Revenues, including estimated fees or profits, are recorded proportionally as costs are incurred. Any expected losses on construction-type contracts in progress are charged to operations, in total, in the period the losses are identified. Contract costs include all direct material and labor costs and those indirect costs related to contract performance, such as indirect labor and supplies. Contract modifications that extend or revise contract terms generally result in recognizing the impact of the revised terms prospectively over the remaining life of the modified contract (i.e., effectively like a new contract).

Part of the Company’s process of identifying whether there is a contract with a customer is to assess whether it is probable that the Company will collect substantially all of the consideration to which it will be entitled in exchange for goods or services that will be transferred to the customer. In assessing it is probable that the Company will collect substantially all of the consideration, the Company considers the following:

1)	Customary business practice and its knowledge of the customer

The Company procures contracts from city or provincial level state-owned construction companies that are responsible for constructing rural sewage infrastructures for local governments to sell, install and operate decentralized rural sewage treatment systems. Although the Company does not have a long period of sewage treatment system operations, historically, the collections from state-owned companies or local governments of their accounts receivable for sewage treatment services did not result in any significant write-downs. As a result, the Company believes it will collect substantially all of the consideration to which it is entitled to.

2)	Payment terms

The Company’s contract with the customer has payment terms specified based upon certain conditions completed. The payment terms usually include, but are not limited to, the following billing stages: 1) signing of the sales contract, 2) completion of delivery of system equipment to the job sites, 3) completion of system installations, 4) completion of water test and satisfaction of meeting national standards for sewage discharge, and 5) completion of maintenance periods. As the Company’s customers are required to pay the Company at different billing stages over the contract period, as such, the Company believes the progress payments limit the Company’s exposure to credit risk and the Company would be able to collect substantially all of the consideration gradually at different stages.

The timing of the satisfaction of our performance obligations is based upon the cost-to-cost measure of progress method, which is generally different than the timing of unconditional right of payment, and is based upon certain conditions completed as specified in the contract. The payment terms usually include, but are not limited to, the following billing stages: 1) signing of the sales contract, approximately 20% - 30% of the contract price, 2) completion of delivery of system equipment to the job sites, approximately 10% - 20% of the contract price, 3) completion of system installations, approximately 10% - 20% of the contract price, 4) completion of water test and satisfaction of national standards for sewage discharge, approximately 20% - 30% of the contract price, and 5) completion of maintenance periods, approximately 5% - 10% of the contract price. The timing between the satisfaction of our performance obligations and the unconditional right to payment would contribute to contract assets and contract liabilities.

Payment for sewage treatments systems is made by the customer pursuant to the billing schedule stipulated in the contract which is generally based on the progress of the construction. Cost based input methods of revenue recognition require the Company to make estimates of costs to complete its projects. In making such estimates, significant judgment is required to evaluate assumptions related to the costs to complete its projects, including materials, labor, contingencies, and other system costs. The estimate of unit material costs are reviewed and updated on a quarterly basis, based on the updated information available in the supply markets. The estimate of material quantities to be used for completion and the installation cost is also reviewed and updated on a quarterly basis, based on the updated information on the progress of project execution. If the estimated total costs on any contract, including any inefficient costs, are greater than the net contract revenues, the Company recognizes the entire estimated loss in the period the loss becomes known. The cumulative effect of revisions to estimates related to net contract revenues or costs to complete contracts are recorded in the period in which the revisions to estimates are identified and the amounts can be reasonably estimated. The effect of the changes on future periods are recognized as if the revised estimates had been used since revenue was initially recognized under the contract. Such revisions could occur in any reporting period, and the effects may be material depending on the size of the contracts or the changes in estimates.

The installation revenues of treatment system components are combined and considered as one performance obligation. The promises to transfer the equipment and system components and installation are not separately identifiable, which is evidenced by the fact that the Company provides a significant service of integrating the goods and services into a sewage treatment system for which the customer has contracted. The Company currently does not have any modifications of contracts and the contracts currently do not have any variable consideration. The transaction price is clearly identifiable within the Company’s sales contracts, the performance obligation of the Company’s equipment and system component and installation revenues.

Furthermore, the installation revenues and sales of treatment system components normally includes assurance-type warranties that the Company’s performance is free from material defect and consistent with the specifications of the Company’s contract, which do not give rise to a separate performance obligation. To the extent the warranty terms provide the customer with an additional service, such as extended maintenance services, such warranty is accounted for as a separate performance obligation even though it is embedded in the sewage treatment system and installation sales contract, which is generally between one to two years after installation. Revenue generated from maintenance services are clearly identifiable and distinguished from the equipment and system component and installation revenues.

The Company has no obligations for returns, refunds or similar obligations for its sewage treatment system installations.

As of December 31, 2025, the Company had transaction price allocated to remaining performance obligations for sewage treatment system installation amounting to $2,421,017 which is expected to be recognized upon the satisfaction of the performance obligations within 12 months from December 31, 2025 using an input measure method.

b)	Rendering of sewage treatment system maintenance services

Performance obligations satisfied over time

Revenue from sewage treatment system maintenance service contracts require the Company to render repair or maintenance on any system failure during the contracted maintenance periods, which is generally between one to two years. Revenue generated from sewage treatment system maintenance services is recognized over the coverage period on a straight-line basis.

The maintenance contract revenue is embedded in the installation contract but clearly identifiable for such maintenance services, which is generally between one to two years after installation. This clause includes identifiable payment terms within the sales contract, which the Company believes can be distinguished from the installation services should the Company need to separately enter the installation and maintenance service contracts. Maintenance services revenues are immaterial to the Company’s consolidated statements of operation and comprehensive (loss) income for the years ended December 31, 2025, 2024, and 2023.

As of December 31, 2025, the Company had transaction price allocated to remaining performance obligations for rendering sewage treatment services amounting to $979,790 which is expected to be recognized within 12 months from December 31, 2025 and $0 is expected to be recognized subsequent to December 31, 2026, all on a straight-line basis.

c)	Financing revenues

Performance obligations satisfied over time

Financing revenues on interest income from long term contracts with payment terms over one year are recognized as financing revenues over the payment term based on the effective interest rate method determined using the Company’s incremental borrowing rate.

ii)	Sewage treatment services

a)	Rendering of sewage treatment services

Performance obligations satisfied over time

Revenue from sewage treatment service contracts requires the Company to render treatment services on a one-time basis or based upon a specified treatment period, which is generally one year or less. The Company’s performance obligations are generally satisfied over time because customers receive and consume the benefits of such services and the Company has the right to bill the customer as services are performed. Revenue generated from sewage treatment service is recognized using an input measure method, (i.e., labor costs incurred to date relative to total estimated labor cost at completion) to measure progress. Under the labor cost measure of progress method, the extent of progress towards completion is measured based on the ratio of total labor cost incurred to date to the total estimated labor cost at completion of the performance obligation. Revenue, including estimated fees or profits, are recorded proportionally as labor costs are incurred. The Company considers labor time as the best available indicator of the pattern and timing in which contract obligations are fulfilled. The Company has a long history of sewage treatment services resulting in its ability to reasonably estimate the service hours expected to be incurred and the progress toward completion on each fixed-price contract based on the proportion of service hours incurred to date relative to total estimated service hours at completion. Estimated contract costs are based on the budgeted service hours, which are updated based on the progress toward completion on a monthly basis. Pursuant to the contract terms, the Company has enforceable right to payments for the work performed. Provisions for estimated losses, if any, on uncompleted contracts are recorded in the period in which such losses become probable based on the current contract estimates. Costs of sewage treatment services are expensed in the period in which they are incurred.

The Company’s disaggregated revenue streams are summarized and disclosed in Note 16.

The Company applies a practical expedient to expense costs as incurred for costs to obtain a contract with a customer when the amortization period is one year or less. The Company has no material incremental costs of obtaining contracts with customers that the Company expects the benefit of those costs to be longer than one year which need to be recognized as assets.

Warranty provision

Warranty provision

The Company generally provides limited warranties for work performed under its contracts. At the time a sale is recognized, the Company records estimated future warranty costs under FASB ASC 460, “Guarantees”. Such estimated costs for warranties are estimated at completion and these warranties are not service warranties separately sold by the Company. Generally, the estimated claim rates of warranties is based on actual warranty experience or the Company’s best estimate. There were no such reserves for the years ended December 31, 2025, 2024, and 2023, because the Company’s historical warranty expenses have been immaterial to the Company’s consolidated financial statements.

Advertising costs

Advertising costs

Advertising costs amounted to $1,319, $6,053, and 22,677 for the years ended December 31, 2025, 2024, and 2023 respectively. Advertising costs are expensed as incurred and included in selling expenses.

Research and development (“R&D”)

Research and development (“R&D”)

R&D expenses include salaries and other compensation-related expenses paid to the Company’s research and product development personnel while they are working on R&D projects, as well as raw materials used for the R&D projects. R&D expenses amounted to $47,602, $61,786, and 80,948 for the years ended December 31, 2025, 2024 and 2023, respectively.

Value added taxes (“VAT”)

Value added taxes (“VAT”)

Revenue represents the invoiced value of products or services, net of VAT. The VAT is based on gross sales price and VAT rates range from 6% up to 17% prior to May 2018, up to 16% starting in May 2018, and up to 13% starting in April 2019, depending on the type of products sold or services provided. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. The net VAT balance between input VAT and output VAT is recorded in taxes payable. All of the VAT returns filed by the Company’s subsidiaries in China, have been and remain subject to examination by the tax authorities for five years from the date of filing.

Income taxes

Income taxes

The Company accounts for income taxes in accordance with ASC 740, “Accounting for income taxes”. The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred taxes are accounted for using the asset and liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax basis used in the computation of assessable tax profit. In principle, deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which deductible temporary differences can be utilized. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity, in which case the deferred tax is also dealt with in equity. Net deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the net deferred tax asset will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that has greater than 50% likelihood of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. No penalties and interest incurred related to underpayment of income tax are classified as other expense in the period incurred. PRC tax returns filed in 2019 to 2023 are subject to examination by any applicable tax authorities.

Share-based compensation

Share-based compensation

The Company accounts for share-based compensation awards to non-employees in accordance with FASB ASC Topic 718 amended by ASU 2018-07. Under FASB ASC Topic 718, share compensation granted to non-employees has been determined as the fair value of the consideration received or the fair value of equity instrument issued, whichever is more reliably measured and is recognized as an expense as the goods or services are received.

Comprehensive loss

Comprehensive loss

Comprehensive loss consists of two components, net income and other comprehensive income. Other comprehensive loss refers to revenue, expenses, gains and losses that under GAAP are recorded as an element of shareholders’ equity but are excluded from net income. Other comprehensive income consists entirely of foreign currency translation adjustments resulting from the U.S. dollar not being the Company’s functional currency.

(Loss) earnings per share

(Loss) earnings per share

The Company computes (loss) earnings per share (“EPS”) in accordance with FASB ASC 260, “Earnings per Share”. FASB ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average ordinary shares outstanding during the reporting period. Diluted EPS presents the dilutive effect on a per share basis of the potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the years ended December 31, 2025, 2024, and 2023, there were no potential dilutive shares.

Employee benefits

Employee benefits

The full-time employees of the Company are entitled to staff welfare benefits including medical care, housing fund, pension benefits, unemployment insurance and other welfare, which are government mandated defined contribution plans. The Company is required to accrue for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant PRC regulations, and make cash contributions to the state-sponsored plans out of the amounts accrued. Total expenses for the plans were $71,488, $83,687, and $166,199 for the years ended December 31, 2025, 2024, and 2023, respectively.

Statutory reserves

Statutory reserves

Pursuant to the laws applicable to the PRC, PRC entities must make appropriations from after-tax profit to the non-distributable “statutory surplus reserve fund”. Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profits until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end). For foreign invested enterprises and joint ventures in the PRC, annual appropriations should be made to the “reserve fund”. For foreign invested enterprises, the annual appropriation for the “reserve fund” cannot be less than 10% of after-tax profits until the aggregated appropriations reach 50% of the registered capital (as determined under PRC GAAP at each year-end). If the Company has accumulated losses from prior periods, the Company is able to use the current period net income after tax to offset against the accumulated losses.

Contingencies

Contingencies

From time to time, the Company is a party to various legal actions arising in the ordinary course of business. The Company accrues costs associated with these matters when they become probable and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. The Company’s management does not expect any liability from the disposition of such claims and litigation individually or in the aggregate would have a material adverse impact on the Company’s consolidated financial position, results of operations and cash flows.

Lease

Lease

Effective January 1, 2022, the Company adopted ASU 2016-02, “Leases” (Topic 842), and elected the practical expedients that does not require us to reassess: (1) whether any expired or existing contracts are, or contain, leases, (2) lease classification for any expired or existing leases and (3) initial direct costs for any expired or existing leases. For lease terms of twelve months or fewer, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. The Company recognized ROU assets and lease liabilities of $201,180 upon adoption of this standard on January 1, 2022.

If any of the following criteria are met, the Company classifies the lease as a finance lease:

The lease transfers ownership of the underlying asset to the lessee by the end of the lease term;

●	The lease grants the lessee an option to purchase the underlying asset that the Company is reasonably certain to exercise;

●	The lease term is for 75% or more of the remaining economic life of the underlying asset, unless the commencement date falls within the last 25% of the economic life of the underlying asset;

●	The present value of the sum of the lease payments equals or exceeds 90% of the fair value of the underlying asset; or

●	The underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term.

Leases that do not meet any of the above criteria are accounted for as operating leases.

The Company combines lease and non-lease components in its contracts under Topic 842, when permissible.

Operating lease right-of-use (“ROU”) asset and lease liability are recognized at the adoption date of January 1, 2022 or the commencement date, whichever is earlier, based on the present value of lease payments over the lease term. Since the implicit rate for the Company’s leases is not readily determinable, the Company uses its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is the rate of interest that the Company would have to pay to borrow, on a collateralized basis, an amount equal to the lease payments, in a similar economic environment and over a similar term.

Lease terms used to calculate the present value of lease payments generally do not include any options to extend, renew, or terminate the lease, as the Company does not have reasonable certainty at lease inception that these options will be exercised. The Company generally considers the economic life of its operating lease ROU asset to be comparable to the useful life of similar owned assets. The Company has elected the short-term lease exception, therefore operating lease ROU assets and liabilities do not include leases with a lease term of twelve months or less. Its leases generally do not provide a residual guarantee.

The operating lease ROU asset also excludes lease incentives. Lease expense is recognized on a straight-line basis over the lease term for operating lease.

The Company reviews the impairment of its ROU asset consistent with the approach applied for its other long-lived assets. The Company reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations. The Company has elected to include the carrying amount of its operating lease liabilities in any tested asset group and includes the associated operating lease payments in the undiscounted future pre-tax cash flows. For the years ended December 31, 2025, 2024, and 2023, the Company did not recognize an impairment loss on its operating lease ROU asset.

Recent accounting pronouncements

Recent accounting pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued. Under the Jumpstart Our Business Startups Act of 2012, as amended (the “JOBS Act”), the Company meets the definition of an emerging growth company and has elected the extended transition period for complying with new or revised accounting standards, which delays the adoption of these accounting standards until they would apply to private companies.

New Accounting Standards That Had Been Adopted:

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU enhances the transparency and decision usefulness of income tax disclosures by requiring more consistent categories and greater disaggregation in the effective tax rate reconciliation, as well as income taxes paid disaggregated by jurisdiction. The Company adopted ASU 2023-09 effective January 1, 2025. The adoption did not have a material impact on the Company’s consolidated financial statements and primarily resulted in enhanced income tax disclosures.

New Accounting Standards That Have Not Yet Been Adopted:

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements — codification amendments in response to SEC’s disclosure Update and Simplification initiative which amend the disclosure or presentation requirements of codification subtopic 230-10 Statement of Cash Flows—Overall, 250-10 Accounting Changes and Error Corrections— Overall, 260-10 Earnings Per Share— Overall, 270-10 Interim Reporting— Overall, 440-10 Commitments—Overall, 470-10 Debt—Overall, 505-10 Equity—Overall, 815-10 Derivatives and Hedging—Overall, 860-30 Transfers and Servicing—Secured Borrowing and Collateral, 932-235 Extractive Activities— Oil and Gas—Notes to Financial Statements, 946-20 Financial Services— Investment Companies— Investment Company Activities, and 974-10 Real Estate—Real Estate Investment Trusts—Overall. The amendments represent changes to clarify or improve disclosure and presentation requirements of above subtopics. Many of the amendments allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the SEC’s requirements. Also, the amendments align the requirements in the Codification with the SEC’s regulations. For entities subject to existing SEC disclosure requirements or those that must provide financial statements to the SEC for securities purposes without contractual transfer restrictions, the effective date aligns with the date when the SEC removes the related disclosure from Regulation S-X or Regulation S-K. Early adoption is not allowed. For all other entities, the amendments will be effective two years later from the date of the SEC’s removal. The Company is currently evaluating the impact of the update on the Company’s consolidated financial statements and related disclosures.

On November 4, 2024, the FASB issued ASU No. 2024-03, Expense Disaggregation Disclosures (“ASU 2024-03”). ASU 2024-03 amends ASC 220, Comprehensive Income to expand income statement expense disclosures and require disclosure in the notes to the financial statements of specified information about certain costs and expenses. ASU 2024-03 is required to be adopted for fiscal years commencing after December 15, 2026, with early adoption permitted. The Company is currently evaluating the impact of adopting the standard on the consolidated financial statements.

In January 2025, the FASB issued ASU 2025-01, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40), which clarified the effective date guidance included in ASU 2024-03 for non-calendar year-end public business entities. The amendments are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326), which provides a practical expedient for estimating expected credit losses related to current accounts receivable and current contract assets arising from transactions accounted for under ASC 606. The amendments are effective for annual reporting periods beginning after December 15, 2025, including interim periods within those annual periods. Early adoption is permitted. The Company is currently evaluating the impact of adopting this guidance and does not expect it to have a material impact on its financial statements.

In December 2025, the FASB issued ASU 2025-11, which clarifies the scope and disclosure requirements for interim financial reporting under ASC 270. The amendments are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact that adoption of this guidance will have on its interim financial statement disclosures.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of income and comprehensive income and statements of cash flow.